CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (10,250,795)	$ (10,362,335)	$ (25,033,872)
Net loss from discontinued operations	(251,153)	(3,663,465)	(26,003,708)
Net income (loss) from continuing operations	(9,999,642)	(6,698,870)	969,836
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	947,481	1,055,744	1,408,422
Depreciation and amortization	1,232,263	525,916	174,962
Depreciation from prepaid expenses	23,372	0	0
Loss from disposal of inventories	202,297	0	0
Loss from warrant redemption	1,091,719	0	0
Loss on disposal of equipment and intangible assets	18,241	0	0
Change in fair value of warrants liability	(137,710)	(390,324)	(2,866,171)
Change in deferred tax assets	0	0	125,676
Provision for doubtful accounts(recovery gain from doubtful accounts) - accounts receivable	(139,716)	10,014	35,900
Provision for doubtful accounts (recovery gain from doubtful accounts) - other receivables	(41,790)	(1,899)	27,200
Provision for doubtful accounts (recovery gain from doubtful accounts) - advances to suppliers-third parties	(1,095)	429	326,098
Change in warranty reserve	141,449	(120,105)	(209,227)
Provision for inventory obsolescence	2,450,213	16,203	106,199
Changes in assets and liabilities:
Decrease in accounts receivable	115,854	32,700	1,695,850
Decrease in advances to suppliers-third parties	352,956	1,011,843	3,752,091
Decrease (Increase) in advance to supplier- related party	875,044	623,583	(1,498,627)
Decrease (Increase) in other receivables	13,272	1,588,626	(437,005)
Decrease (Increase) in inventories	1,185,688	41,816	(3,713,655)
Decrease in taxes receivable	0	0	95,094
Decrease (Increase) in long-term prepaid expenses	266,664	(148,386)	(141,650)
Increase (Decrease) in accounts payable	51,579	(24,913)	(41,019)
Increase (Decrease) in due to related parties	107,715	(40,335)	(108)
Increase (Decrease) in advances from customers	63,541	(18,463)	(256,504)
Increase (Decrease) in accrued expenses and other current liabilities	(1,315,779)	1,336,906	(38,940)
Increase (Decrease) in taxes payable	(113,429)	(12,178)	45,068
Net cash used in operating activities from continuing operations	(2,609,813)	(1,211,693)	(440,510)
Net cash provided by (used in) operating activities from discontinued operations	(146,898)	(1,133,122)	4,577,863
Net cash provided by (used in) operating activities	(2,756,711)	(2,344,815)	4,137,353
Cash flows from investing activities
Capital expenditures and other additions	(636,130)	(27,477)	(2,053,039)
Loan to related party	(2,000,000)	0	0
Repayment from related party	2,002,110	0	0
Purchases of intangible assets	0	0	(3,353,353)
Net cash used in investing activities from continuing operations	(634,020)	(27,477)	(5,406,392)
Net cash used in investing activities from discontinued operations	(18,447)	(384)	(5,791,256)
Net cash used in investing activities	(652,467)	(27,861)	(11,197,648)
Cash flows from financing activities
Proceeds from related party loans	733,688	4,052,319	0
Repayments of related party loans	(2,858,748)	(1,788,050)	0
Proceeds from bank loans	0	4,008,975	2,944,000
Repayments of bank loans	(1,505,000)	(4,810,770)	(2,948,700)
Net proceeds from option exercises	10,150	36,250	194,300
Payment of warrant redemption	(1,116,744)	0	0
Net proceeds from issuance of common stock	18,412,462	0	6,066,546
Net cash provided by financing activities from continuing operations	13,675,808	1,498,724	6,256,146
Net cash provided by financing activities from discontinued operations	0	0	0
Net cash provided by financing activities	13,675,808	1,498,724	6,256,146
Effect of exchange rate fluctuations on cash and cash equivalents	(98,531)	(229,087)	(61,033)
Net increase (decrease) in cash and cash equivalents	10,168,099	(1,103,039)	(865,182)
Cash and cash equivalents at beginning of year	624,724	1,727,763	2,592,945
Cash and cash equivalents at end of year	10,792,823	624,724	1,727,763
-less cash and cash equivalents at end of year from discontinued operations	0	(9,207)	(88,017)
Cash and cash equivalents at end of year from continuing operations	10,792,823	615,517	1,639,746
Supplemental cash flow information
Income tax paid	0	0	188,695
Interest paid	$ 128,537	$ 196,220	$ 176,231